UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soundpost Partners, LP

Address:  405 Park Avenue
          6th Floor
          New York, New York 10022

13F File Number: 028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Howard Bloom
Title:    Chief Financial Officer
Phone:    (212) 920-8388

Signature, Place and Date of Signing:


/s/ Howard Bloom              New York, New York           February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $79,565
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                       Soundpost Partners, LP
                                                          December 31, 2008
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHRD NONE
--------------                --------------    -----       -------   -------   --- ----   ----------   -----  ----      ---- ----
AERCAP HOLDINGS NV                  SHS        N00985106      602       200,000 SH           SOLE       NONE     200,000
CHARMING SHOPPES INC                COM        161133103    1,708       700,000 SH           SOLE       NONE     700,000
CHIPMOS TECH BERMUDA LTD            SHS        G2110R106      750     3,000,000 SH           SOLE       NONE   3,000,000
CRAY INC                          COM NEW      225223304    2,080     1,000,000 SH           SOLE       NONE   1,000,000
CROWN CASTLE INTL CORP              COM        228227104      440        25,000 SH           SOLE       NONE      25,000
ECHOSTAR CORP                      CL A        278768106    1,933       130,000 SH           SOLE       NONE     130,000
EXCEL MARITIME CARRIERS LTD         COM        V3267N107    1,056       150,000 SH           SOLE       NONE     150,000
FCSTONE GROUP INC                   COM        31308T100    1,772       400,000 SH           SOLE       NONE     400,000
FIDELITY NATIONAL FINANCIAL        CL A        31620R105    1,953       110,000 SH           SOLE       NONE     110,000
FLEXTRONICS INTL LTD                ORD        Y2573F102    2,816     1,100,000     CALL     SOLE       NONE   1,100,000
GEVITY HR INC                       COM        374393106      196       130,000 SH           SOLE       NONE     130,000
GFI GROUP INC                       COM        361652209    6,195     1,750,000 SH           SOLE       NONE   1,750,000
GILDAN ACTIVEWEAR INC               COM        375916103    2,352       200,000 SH           SOLE       NONE     200,000
HUDSON HIGHLAND GROUP INC           COM        443792106      838       250,000 SH           SOLE       NONE     250,000
IAC INTERACTIVECORP            COM PAR $.001   44919P508    3,146       200,000 SH           SOLE       NONE     200,000
ITRON INC                           COM        465741106      765        12,000 SH           SOLE       NONE      12,000
ITRON INC                           COM        465741106      765        12,000     PUT      SOLE       NONE      12,000
JOHN BEAN TECHNOLOGIES CORP         COM        477839104      817       100,000 SH           SOLE       NONE     100,000
KEYNOTE SYS INC                     COM        493308100    1,542       200,000 SH           SOLE       NONE     200,000
LOUISIANA PAC CORP                  COM        546347105    1,248       800,000 SH           SOLE       NONE     800,000
M & F WORLDWIDE CORP                COM        552541104      309        20,000 SH           SOLE       NONE      20,000
MCG CAPITAL CORP                    COM        58047P107    2,293     3,229,098 SH           SOLE       NONE   3,229,098
MIDAS GROUP INC                     COM        595626102      525        50,000 SH           SOLE       NONE      50,000
MSC SOFTWARE CORP                   COM        553531104      835       125,000 SH           SOLE       NONE     125,000
NEXCEN BRANDS INC                   COM        653351106      275     2,500,000 SH           SOLE       NONE   2,500,000
NOBLE INTL LTD                      COM        655053106      518     1,150,000 SH           SOLE       NONE   1,150,000
PGT INC                             COM        69336V101      904       800,000 SH           SOLE       NONE     800,000
PHH CORP                          COM NEW      693320202    1,910       150,000 SH           SOLE       NONE     150,000
POINT 360                           COM        730507100      685       511,100 SH           SOLE       NONE     511,100
SELECTICA INC                       COM        816288104    1,260     1,500,000 SH           SOLE       NONE   1,500,000
SOURCE INTERLINK COS INC          COM NEW      836151209      133     1,000,000 SH           SOLE       NONE   1,000,000
SPARK NETWORKS INC                  COM        84651P100      720       280,000 SH           SOLE       NONE     280,000
SPDR GOLD TRUST                  GOLD SHS      78463V107    8,652       100,000 SH           SOLE       NONE     100,000
SPDR TR                         UNIT SER 1     78462F103   18,048       200,000 SH           SOLE       NONE     200,000
SUNRISE SENIOR LIVING INC           COM        86768K106    6,552     3,900,000 SH           SOLE       NONE   3,900,000
TEMPLE INLAND INC                   COM        879868107      960       200,000 SH           SOLE       NONE     200,000
TRAVELCENTERS OF AMERICA LLC        COM        894174101      720       300,000 SH           SOLE       NONE     300,000
TREE COM INC                        COM        894675107      208        80,000 SH           SOLE       NONE      80,000
VALUEVISION MEDIA INC              CL A        92047K107      792     2,400,000 SH           SOLE       NONE   2,400,000
ZIPREALTY INC                       COM        98974V107      292       110,339 SH           SOLE       NONE     110,339

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